Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flows used in operating activities:
Loss for the period	$ (3,558)	$ (3,642)
Adjustments for:
Depreciation and amortization	541	155
Share-based compensation to employees, directors and consultants	596	607
Exchange differences on cash and cash equivalents	(44)	(17)
Change in fair value of financial instruments	154	725
Exchange differences on lease liabilities	298
Exchange differences on restricted cash	(10)
Total adjustments	(2,023)	(2,172)
Changes in operating asset and liability items:
Increase in trade receivables	(95)	(338)
Increase in inventory	(144)	(467)
Decrease (increase) in other receivables (including long-term receivables)	36	(55)
Increase (decrease) in trade payables (including long-term payables)	122	(144)
Increase (decrease) in accrued liabilities and other payables	91	(127)
Decrease in contract liabilities (including long-term contract liabilities)	(411)
Decrease in royalties to the IIA, including short term royalties	(118)	(32)
Total changes in operating asset and liability	(519)	(1,163)
Net cash used in operating activities	(2,542)	(3,335)
Cash flows from investing activities:
Restricted deposits	145
Purchase of property and equipment	(1,090)	(646)
Proceeds from sale of property and equipment	30
Net cash used in investing activities	(915)	(646)
Cash flows from financing activities:
Proceeds from issuance of shares and warrants, less issuance expenses		1,509
Loan received		60
Loan paid	(8)
Principal elements of lease payments	(200)	(36)
Exercise of options into shares	7
Net cash provided by (used in) financing activities	(201)	1,533
Decrease in cash and cash equivalents	(3,658)	(2,448)
Cash and cash equivalents at the beginning of the period	5,354	5,139
Impact of exchange rate changes on cash and cash equivalents	44	(126)
Cash and cash equivalents at the end of the period	1,740	2,565
Non-cash investing activities:
Conversion of debentures and pre-paid warrants		$ 3,739